SIGNIFICANT ACCOUNTING POLICIES - Revenue Recognition (Details)	12 Months Ended
Dec. 31, 2017 item
Revenue Recognition
Number of payments	6
Minimum
Revenue Recognition
Period of mortgage payable to ILG in monthly installments, including interest	5 years
Maximum
Revenue Recognition
Period of mortgage payable to ILG in monthly installments, including interest	15 years
Exchange and Rental | Minimum
Revenue Recognition
Terms of the applicable memberships	1 year
Exchange and Rental | Maximum
Revenue Recognition
Terms of the applicable memberships	5 years